Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 552,129	$ 2,439,417
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gains on investments	(559,001)	(2,152,269)
Provision (benefit) for deferred federal income taxes	(387,567)	944,319
Amortization of deferred acquisition costs	6,874,879	5,644,889
Acquisition costs deferred	(6,267,513)	(4,616,065)
Net adjustment for premium and discount on investments	549,625	407,998
Depreciation and other amortization	488,727	416,966
Change in value of derivative investment	(107,700)
Changes in operating assets and liabilities:
Accrued investment income	(1,052,085)	86,811
Due premiums	74,200	(158,791)
Value of business acquired		(921,356)
Cash value of company-owned life insurance	(878,125)	(349,599)
Amounts recoverable from reinsurers	(3,472,435)	3,411,087
Benefit reserves	107,194,649	6,382,573
Policy claims	211,823	304,452
Liability for deposit-type contracts	216,644	48,275
Reserves for dividends and endowments and other	(9,438)	110,499
Other assets and other liabilities	3,904,070	(247,984)
NET CASH PROVIDED BY OPERATING ACTIVITIES	107,332,882	11,751,222
INVESTING ACTIVITIES
Purchases of available-for-sale securities	(129,959,966)	(61,350,435)
Sales of available-for-sale securities	5,328,369	26,555,272
Maturities of available-for-sale securities	33,132,620	24,009,472
Acquisitions of mortgage loans on real estate	(3,227,500)	(3,312,630)
Payments on mortgage loans on real estate	3,705,607	4,179,592
Purchases of state-guaranteed receivables	(6,463,522)
Payments on state-guaranteed receivables	87,260
Purchase of derivative investment	(645,000)
Acquisitions of short-term investments	(24,028,034)	(491,041)
Sales and maturities of short-term investments	24,519,075
Net acquisitions of other investments	(384,052)	(453,584)
Net additions to property and equipment	(897,436)	(115,440)
NET CASH USED IN INVESTING ACTIVITIES	(98,832,579)	(10,978,794)
FINANCING ACTIVITIES
Receipts from universal life policies credited to policyholder account balances	5,508,652	5,965,415
Return of policyholder account balances on universal life policies	(9,185,256)	(9,355,376)
Payments on notes payable	(4,486,270)	(3,339,862)
Proceeds from notes payable	3,733,652	2,803,233
Issuances of common stock, net	23,064	220,542
Dividends	(207,327)	(149,364)
NET CASH USED IN FINANCING ACTIVITIES	(4,613,485)	(3,855,412)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,886,818	(3,082,984)
Cash and cash equivalents at beginning of year	2,647,798	5,730,782
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 6,534,616	$ 2,647,798